Average Annual Total Returns - FIMMFunds-Class2ComboPRO - FIMMFunds-Class2ComboPRO - Fidelity Investments Money Market Treasury Only Portfolio - Fidelity Investments Money Market Treasury Only Portfolio - Class II - Return Before Taxes
May 30, 2023
Average Annual Return:
Past 1 year	1.31%
Past 5 years	1.01%
Past 10 years	0.57%